Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other current receivables [abstract]
Schedule of Trade Receivables, Other Receivables and Prepayments
	As at March 31, 2026	As at March 31, 2025
Trade receivables	$3,781,382	$4,655,951
Allowance for expected credit losses	(5,829)	-
Total	$3,775,553	$4,655,951

Schedule of the Aging Analysis of Trade Receivables

The aging analysis of trade receivables is as follows:

	As at March 31, 2026	As at March 31, 2025
Less than 90 days	$1,958,709	$2,589,404
90-180 days	388,897	1,408,516
180-365 days	1,331,944	658,031
>365 days	101,832	-
Total	$3,781,382	$4,655,951

Schedule of Breakdown of Other Receivable and Prepayments

The breakdown of other receivable and prepayments is as follows:

	As at March 31, 2026	As at March 31, 2025
Prepayments (1)	$5,956,451	$163,366
Receivable of investment liquidation proceeds (2)	1,431,925	-
Prepaid expenses	366,849	-
Deposits and advance to employees for business purpose	236,873	284,546
Impairment for doubtful accounts (3)	(37,054)	-
Total	$7,955,044	$447,912

(1)	Prepayments include advances to suppliers and prepaid expenses. As of March 31, 2026, included within prepayments, an amount of $5,750,000 represents an advance payment made to a supplier for the procurement of a consignment of Chinese medicinal materials.

(2)	During the year ended March 31, 2026, the Company negotiated with the fund manager to early redeem the investment in several installments with the final payment extended to June 30, 2026 at the latest. As of March 31, 2026, $900,000 was received. The final instalment amount of $1,431,925, with latest payment date of June 30, 2026, was recorded as receivable of investment liquidation proceeds. As of June 26, 2026, the receivable was fully collected.

(3)	A prepayment of $37,054 to a supplier was determined to be irrecoverable, and a full valuation allowance was recorded as at March 31, 2026.